Equity Incentive Plans	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans

10.       Equity Incentive Plans:

Details of the Company’s Equity Incentive Plans and share awards granted through December 31, 2020 are discussed in Note 13 of the Company’s consolidated financial statements for the year ended December 31, 2020, included in the 2020 Annual Report.

On June 7, 2021, the Company’s Board of Directors adopted the 2021 Equity Incentive Plan (the “2021 Plan”) and reserved for issuance 515,000 common shares thereunder. The terms and conditions of the 2021 Plan are substantially similar to the terms and conditions of the Company’s previous equity incentive plans. On the same date, the Company granted all of the 515,000 restricted common shares to certain directors, officers and employees, of which 401,750 restricted common shares vest in September 2021, 56,625 restricted common shares vest in June 2022 and the remaining 56,625 restricted common shares vest in June 2024. The fair value of each restricted share was $18.88, based on the latest closing price of the Company’s common shares on the grant date.

For the six-month periods ended June 30, 2020 and 2021, the share-based compensation cost recognized was $2,451 and $2,571, respectively. In addition, as of December 31, 2019, the Company had recognized compensation cost of $1,235 for the 400,000 RSUs, which at that time were considered probable to vest. During the six-month period ended June 30, 2020, the Company determined that the then likelihood of vesting for any of the 4,000,000 RSUs did not meet the “more likely than not” threshold under US GAAP and as a result, the previously recognized expense of $1,235 was reversed during this period. These amounts are included under “General and administrative expenses” in the unaudited interim condensed consolidated statements of operations. On June 7, 2021, the Company’s Board of Directors amended the previously announced incentive program which provided for the issuance of RSUs to key employees when certain performance conditions were met related to the Company’s fleet outperforming relevant dry bulk charter rate indices as reported by the Baltic Exchange (the “Indices”) during 2020 and 2021. The test metrics for the calculation of the underlying shares of the RSUs that would have been issued, the tranches and the vesting variables were eliminated. Instead, the incentive program provides for the issuance of shares and links this management performance incentive scheme with the savings from the price differential between High Sulfur Fuel Oil / Low Sulfur Fuel Oil gained on the scrubber fitted vessels of the Company’s fleet and will be calculated on an annual basis (“Bunker benefit”). In particular, the threshold requirement above which the amended program is triggered is increased to $250 million of cumulative Bunker benefit (instead of the previous threshold of $120 million Index outperformance). Upon the satisfaction of the above new threshold, the Board of Directors shall award a percentage ranging between 5%-10%, at its discretion, of the annual Bunker Benefit, the value of which will be reflected in actual shares to key employees. The duration of the program was also extended from April 2022 to the end of 2024. No provision with respect to this program has been made in the Company’s financial statements as of and for the six month period ended June 30, 2021 since a reliable estimate of the value of the underlying shares to be awarded cannot yet be made.

A summary of the status of the Company’s non-vested restricted shares as of June 30, 2021 and the movement during the six-month period ended June 30, 2021 is presented below.

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2021	415,889	$7.09
Granted	515,000	18.88
Vested	(193,810)	7.82
Unvested as at June 30, 2021	737,079	$15.14

As of June 30, 2021 the estimated compensation cost relating to non-vested restricted share awards not yet recognized is $8,352 and is expected to be recognized over the weighted average period of 0.74 years.